Convertible Debentures and Promissory Notes Payable (Details) - USD ($)	Nov. 30, 2021	Nov. 30, 2020
Convertible Debentures
Convertible Debenture Payable To Two Directors And Officers Of The Company, Unsecured, 10% Annual Interest Rate, Payable Monthly ("2018 Debenture")	$ 500,000	$ 500,000
Convertible Debenture Payable To Two Directors And Officers Of The Company, Unsecured, 12% Annual Interest Rate, Payable Monthly ("may 2019 Debenture")	1,050,000	1,050,000
Convertible Debenture Payable To Two Directors And Officers Of The Company, Unsecured, 12% Annual Interest Rate, Payable Monthly ("november 2019 Debenture")	201,483	241,791
Promissory Note Payable To Two Directors And Officers Of The Company, Unsecured No Annual Interest Rate On The Outstanding Loan Balance	$ 1,751,483	$ 1,791,791